Commitments and contingencies (Details 1) ¥ in Millions	Dec. 31, 2025 CNY (¥)
Investment Commitment
Capital commitments and Long-Term Debt Obligations
Investment commitments primarily related to capital contribution obligation	¥ 1,510
Capital commitments
Capital commitments and Long-Term Debt Obligations
Total commitments contracted but not yet reflected	¥ 2,682